UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Item 1.  Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — 138.32%
Aerospace/defense — 1.73%
Bombardier, Inc.
7.750%, due 03/15/20[2]	600,000	502,800
Huntington Ingalls Industries, Inc.
5.000%, due 12/15/21[2]	300,000	309,750
7.125%, due 03/15/21	425,000	449,969
TransDigm, Inc.
6.000%, due 07/15/22	925,000	905,343

		2,167,862

Airlines — 0.37%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18	450,000	466,875

Apparel/textiles — 0.60%
The William Carter Co.
5.250%, due 08/15/21	725,000	748,563

Auto loans — 0.81%
General Motors Financial Co., Inc.
4.250%, due 05/15/23	475,000	466,733
6.750%, due 06/01/18	500,000	550,287

		1,017,020

Auto parts & equipment — 3.73%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22	800,000	816,000
LKQ Corp.
4.750%, due 05/15/23	425,000	407,469
Meritor, Inc.
6.250%, due 02/15/24	275,000	266,406
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3]	1,050,000	1,083,600
Tenneco, Inc.
5.375%, due 12/15/24	425,000	438,813
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	475,000	502,787
8.250%, due 08/15/20	400,000	417,000

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Auto parts & equipment — (concluded)
ZF North America Capital, Inc.
4.750%, due 04/29/25[2]	775,000	734,312

		4,666,387

Automakers — 1.01%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.250%, due 06/15/21	500,000	536,350
General Motors Co.
6.250%, due 10/02/43	675,000	722,410

		1,258,760

Banking — 6.26%
Credit Agricole SA
6.625%, due 09/23/19[2,4,5]	200,000	196,110
7.875%, due 01/23/24[2,4,5]	750,000	763,523
Credit Suisse Group AG
7.500%, due 12/11/23[2,4,5]	900,000	951,075
HSBC Holdings PLC
6.375%, due 09/17/24[4,5]	500,000	494,375
6.375%, due 03/30/25[4,5]	400,000	397,500
ING Groep NV
6.500%, due 04/16/25[4,5]	1,275,000	1,223,203
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,4,5]	750,000	836,250
7.500%, due 06/27/24[4,5]	1,025,000	1,069,844
RBS Capital Trust II
6.425%, due 01/03/34[4,5]	275,000	303,875
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	1,075,000	1,158,002
7.500%, due 08/10/20[4,5]	435,000	436,088

		7,829,845

Brokerage — 1.70%
E*TRADE Financial Corp.
4.625%, due 09/15/23	75,000	75,000
5.375%, due 11/15/22	175,000	182,875
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, due 04/15/22[2]	400,000	375,600
7.375%, due 04/01/20[2]	700,000	684,390

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Brokerage — (concluded)
KCG Holdings, Inc.
6.875%, due 03/15/20[2]	875,000	813,750

		2,131,615

Building & construction — 1.93%
D.R. Horton, Inc.
4.375%, due 09/15/22	650,000	645,125
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	475,000	460,603
KB Home
7.250%, due 06/15/18	375,000	399,375
Standard Pacific Corp.
8.375%, due 01/15/21	425,000	499,375
10.750%, due 09/15/16	375,000	408,750

		2,413,228

Building materials — 5.68%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2]	525,000	523,687
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	725,000	761,250
Building Materials Corp. of America
5.375%, due 11/15/24[2]	100,000	100,500
6.750%, due 05/01/21[2]	725,000	757,625
Cemex SAB de CV
5.875%, due 03/25/19[2]	475,000	475,893
7.250%, due 01/15/21[2]	200,000	208,060
HD Supply, Inc.
5.250%, due 12/15/21[2]	450,000	464,625
7.500%, due 07/15/20	400,000	427,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.000%, due 06/01/20[2]	500,000	536,250
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23[2]	200,000	199,000
10.500%, due 01/31/20	99,000	106,425
USG Corp.
5.500%, due 03/01/25[2]	75,000	74,625
5.875%, due 11/01/21[2]	925,000	960,705
Vulcan Materials Co.
7.500%, due 06/15/21	900,000	1,028,250

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Building materials — (concluded)
WESCO Distribution, Inc.
5.375%, due 12/15/21	500,000	486,250

		7,110,145

Chemicals — 3.67%
Celanese US Holdings LLC
4.625%, due 11/15/22	225,000	219,094
5.875%, due 06/15/21	325,000	340,437
Ineos Group Holdings PLC
6.125%, due 08/15/18[2]	1,375,000	1,376,719
Montell Finance Co. BV
8.100%, due 03/15/27[2]	150,000	194,771
Nova Chemicals Corp.
5.250%, due 08/01/23[2]	425,000	427,125
Perstorp Holding AB
11.000%, due 08/15/17[2]	550,000	569,250
SPCM SA
6.000%, due 01/15/22[2]	875,000	883,750
WR Grace & Co-Conn
5.125%, due 10/01/21[2]	425,000	430,312
5.625%, due 10/01/24[2]	150,000	154,688

		4,596,146

Computer hardware — 0.69%
NCR Corp.
5.875%, due 12/15/21	450,000	457,875
6.375%, due 12/15/23	400,000	410,500

		868,375

Consumer products — 1.17%
Century Intermediate Holding Co. 2
9.750%, due 02/15/19[2,3]	725,000	752,187
Revlon Consumer Products Corp.
5.750%, due 02/15/21[6]	550,000	544,500
Spectrum Brands Escrow Corp.
6.625%, due 11/15/22	150,000	161,060

		1,457,747

Consumer/commercial/lease financing — 7.10%
Ally Financial, Inc.
4.125%, due 02/13/22	200,000	195,500
8.000%, due 11/01/31	325,000	384,790

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Consumer/commercial/lease financing — (concluded)
CIT Group, Inc.
5.000%, due 08/15/22	325,000	330,281
5.500%, due 02/15/19[2]	760,000	798,950
Credit Acceptance Corp.
7.375%, due 03/15/23[2]	675,000	691,875
International Lease Finance Corp.
5.875%, due 04/01/19	300,000	319,125
5.875%, due 08/15/22	500,000	539,375
7.125%, due 09/01/18[2]	1,900,000	2,099,823
Navient Corp. MTN
5.500%, due 01/15/19	425,000	408,425
8.000%, due 03/25/20	900,000	909,540
8.450%, due 06/15/18	450,000	479,250
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	875,000	853,125
Springleaf Finance Corp.
5.250%, due 12/15/19	450,000	448,875
6.900%, due 12/15/17	395,000	419,688

		8,878,622

Diversified capital goods — 0.78%
Anixter, Inc.
5.125%, due 10/01/21	575,000	573,562
Belden, Inc.
5.250%, due 07/15/24[2]	425,000	402,688

		976,250

Electric-generation — 3.77%
Calpine Corp.
5.375%, due 01/15/23	400,000	385,880
6.000%, due 01/15/22[2]	850,000	904,187
Dynegy, Inc.
6.750%, due 11/01/19	850,000	881,344
7.375%, due 11/01/22	400,000	418,000
NRG Energy, Inc.
6.250%, due 07/15/22	1,290,000	1,257,750
NRG Yield Operating LLC
5.375%, due 08/15/24	700,000	673,750
TerraForm Power Operating LLC
5.875%, due 02/01/23[2]	200,000	190,000

		4,710,911

Electric-integrated — 1.09%
AES Corp.
8.000%, due 06/01/20	590,000	681,834

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Electric-integrated — (concluded)
FirstEnergy Corp.
7.375%, due 11/15/31	575,000	686,677

		1,368,511

Electronics — 1.85%
Advanced Micro Devices, Inc.
6.750%, due 03/01/19	450,000	317,250
7.000%, due 07/01/24	250,000	158,750
Flextronics International Ltd.
5.000%, due 02/15/23	650,000	654,225
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	700,000	730,625
Zebra Technologies Corp.
7.250%, due 10/15/22[2]	425,000	454,750

		2,315,600

Energy-exploration & production — 8.30%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	450,000	270,000
Antero Resources Corp.
5.375%, due 11/01/21	200,000	185,000
6.000%, due 12/01/20	650,000	624,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	275,000	121,000
Chaparral Energy, Inc.
7.625%, due 11/15/22	625,000	281,250
Chesapeake Energy Corp.
5.750%, due 03/15/23	500,000	372,755
6.625%, due 08/15/20	750,000	596,250
Denbury Resources, Inc.
5.500%, due 05/01/22	750,000	534,375
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22	250,000	232,500
9.375%, due 05/01/20	950,000	920,075
Halcon Resources Corp.
9.750%, due 07/15/20	550,000	189,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	650,000	664,300
Jupiter Resources, Inc.
8.500%, due 10/01/22[2]	500,000	312,500
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, due 12/01/21	700,000	490,000
8.000%, due 12/01/20	450,000	342,000

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Energy-exploration & production — (concluded)
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	125,000	51,875
8.625%, due 04/15/20	200,000	80,500
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, due 08/01/22	375,000	235,312
7.625%, due 05/01/21	900,000	612,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	1,170,000	339,300
Newfield Exploration Co.
5.625%, due 07/01/24	150,000	145,875
Oasis Petroleum, Inc.
6.500%, due 11/01/21	400,000	326,000
6.875%, due 03/15/22	500,000	415,000
Rice Energy, Inc.
6.250%, due 05/01/22	500,000	445,000
Seventy Seven Energy, Inc.
6.500%, due 07/15/22	700,000	325,500
Seventy Seven Operating LLC
6.625%, due 11/15/19	300,000	198,000
SM Energy Co.
5.625%, due 06/01/25	175,000	155,313
6.125%, due 11/15/22	150,000	144,000
Ultra Petroleum Corp.
5.750%, due 12/15/18[2]	400,000	321,000
6.125%, due 10/01/24[2]	679,000	448,140

		10,378,570

Environmental — 0.35%
Clean Harbors, Inc.
5.250%, due 08/01/20	425,000	432,438

Food & drug retailers — 0.86%
Rite Aid Corp.
6.125%, due 04/01/23[2]	300,000	307,875
9.250%, due 03/15/20	350,000	376,906
Roundy’s Supermarkets, Inc.
10.250%, due 12/15/20[2]	500,000	390,000

		1,074,781

Food-wholesale — 2.18%
Agrokor D.D.
8.875%, due 02/01/20[2]	875,000	930,387

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Food-wholesale — (concluded)
Aramark Corp.
5.750%, due 03/15/20	425,000	440,672
Dean Foods Co.
6.500%, due 03/15/23[2]	650,000	656,500
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	675,000	695,250

		2,722,809

Forestry/paper — 2.46%
Boise Cascade Co.
6.375%, due 11/01/20	1,000,000	1,040,000
Cascades, Inc.
5.500%, due 07/15/22[2]	375,000	360,000
Clearwater Paper Corp.
4.500%, due 02/01/23	75,000	71,250
Georgia-Pacific LLC
8.875%, due 05/15/31	825,000	1,186,291
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2]	400,000	417,500

		3,075,041

Gaming — 4.73%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	425,000	439,875
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, due 03/15/19[2]	625,000	653,125
MGM Resorts International
6.000%, due 03/15/23	425,000	431,375
6.750%, due 10/01/20	400,000	426,000
8.625%, due 02/01/19	800,000	893,760
Scientific Games Corp.
8.125%, due 09/15/18	300,000	279,000
Scientific Games International, Inc.
10.000%, due 12/01/22	1,150,000	1,055,125
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	600,000	631,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, due 06/01/21[2]	650,000	617,500

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Gaming — (concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	500,000	486,250

		5,913,510

Gas distribution — 4.59%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[2]	200,000	182,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, due 06/15/24	500,000	447,500
6.000%, due 05/15/23	150,000	137,250
Hiland Partners LP/Hiland Partners Finance Corp.
5.500%, due 05/15/22[2]	100,000	101,625
Kinder Morgan, Inc. MTN
7.750%, due 01/15/32	375,000	402,313
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, due 12/01/24	75,000	69,563
4.875%, due 06/01/25	525,000	485,625
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[2]	250,000	241,250
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	1,425,000	1,403,625
5.625%, due 04/15/23[6]	650,000	631,312
6.250%, due 03/15/22	425,000	427,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	350,000	309,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19[2]	400,000	377,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20	527,000	528,317

		5,744,255

Gas pipelines — 0.57%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000	318,500

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Gas pipelines — (concluded)
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2]	400,000	398,000

		716,500

Health facilities — 5.31%
Amsurg Corp.
5.625%, due 07/15/22	825,000	842,020
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	200,000	204,750
5.125%, due 08/01/21	250,000	256,875
6.875%, due 02/01/22	475,000	505,281
7.125%, due 07/15/20	850,000	898,875
DaVita HealthCare Partners, Inc.
5.000%, due 05/01/25	325,000	318,500
5.125%, due 07/15/24	625,000	622,266
HCA, Inc.
5.375%, due 02/01/25	250,000	253,750
5.875%, due 03/15/22	150,000	163,125
6.500%, due 02/15/20	300,000	331,500
7.500%, due 02/15/22	620,000	711,258
Tenet Healthcare Corp.
4.375%, due 10/01/21	475,000	473,219
6.000%, due 10/01/20	200,000	214,000
8.000%, due 08/01/20	150,000	156,562
8.125%, due 04/01/22	625,000	692,187

		6,644,168

Health services — 2.03%
Envision Healthcare Corp.
5.125%, due 07/01/22[2]	450,000	456,187
ExamWorks Group, Inc.
5.625%, due 04/15/23	475,000	486,281
IMS Health, Inc.
6.000%, due 11/01/20[2]	425,000	436,688
Omnicare, Inc.
4.750%, due 12/01/22	550,000	584,375
Service Corp. International
5.375%, due 05/15/24	550,000	572,000

		2,535,531

Household & leisure product — 0.12%
Brunswick Corp.
4.625%, due 05/15/21[2]	150,000	150,375

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Investments & miscellaneous financial services — 0.31%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	375,000	388,069

Leisure — 1.13%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	675,000	702,000
7.500%, due 10/15/27	250,000	290,000
Speedway Motorsports, Inc.
5.125%, due 02/01/23	425,000	420,750

		1,412,750

Machinery — 1.05%
Case New Holland, Inc.
7.875%, due 12/01/17	765,000	829,069
The Manitowoc Co., Inc.
8.500%, due 11/01/20	465,000	487,378

		1,316,447

Managed care — 0.43%
MPH Acquisition Holdings LLC
6.625%, due 04/01/22[2]	525,000	539,438

Media-broadcast — 3.26%
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	350,000	362,250
iHeartCommunications, Inc.
11.250%, due 03/01/21	1,500,000	1,374,375
Netflix, Inc.
5.500%, due 02/15/22[2]	450,000	461,250
5.875%, due 02/15/25[2]	450,000	467,437
Sirius XM Holdings, Inc.
4.250%, due 05/15/20[2]	175,000	174,671
4.625%, due 05/15/23[2]	300,000	285,750
5.750%, due 08/01/21[2]	700,000	724,500
5.875%, due 10/01/20[2]	225,000	234,563

		4,084,796

Media-cable & satellite TV — 10.10%
Altice Financing SA
6.625%, due 02/15/23[2]	400,000	398,000
Altice Luxembourg SA
7.750%, due 05/15/22[2]	1,000,000	975,000
Altice US Finance I Corp.
5.375%, due 07/15/23[2]	200,000	198,250

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Media-cable & satellite TV — (concluded)
Cablevision Systems Corp.
5.875%, due 09/15/22	225,000	214,875
8.625%, due 09/15/17	65,000	71,013
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	775,000	810,030
6.625%, due 01/31/22	1,000,000	1,052,500
CCO Safari II LLC
4.908%, due 07/23/25[2]	350,000	347,598
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	350,000	320,688
Cogeco Cable, Inc.
4.875%, due 05/01/20[2]	350,000	357,228
CSC Holdings LLC
8.625%, due 02/15/19	375,000	421,875
DISH DBS Corp.
5.875%, due 11/15/24	225,000	205,031
7.875%, due 09/01/19	1,425,000	1,544,557
Numericable-SFR
6.250%, due 05/15/24[2]	1,425,000	1,424,558
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[2]	550,000	537,625
5.500%, due 01/15/23[2]	950,000	976,125
Unitymedia KabelBW GmbH
6.125%, due 01/15/25[2]	200,000	205,625
Virgin Media Finance PLC
5.250%, due 02/15/22	475,000	453,031
5.750%, due 01/15/25[2]	675,000	677,953
VTR Finance BV
6.875%, due 01/15/24[2]	200,000	197,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	1,200,000	1,242,000

		12,630,562

Media-diversified — 0.73%
TEGNA, Inc.
5.125%, due 07/15/20	175,000	181,125
6.375%, due 10/15/23	700,000	733,250

		914,375

Media-services — 0.72%
Lamar Media Corp.
5.375%, due 01/15/24	450,000	459,000

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Media-services — (concluded)
WMG Acquisition Corp.
5.625%, due 04/15/22[2]	50,000	49,625
6.000%, due 01/15/21[2]	390,000	397,800

		906,425

Medical products — 1.26%
Grifols Worldwide Operations Ltd.
5.250%, due 04/01/22	200,000	203,250
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	300,000	305,250
Hologic, Inc.
5.250%, due 07/15/22[2]	475,000	486,281
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[2]	75,000	74,344
5.750%, due 08/01/22[2]	500,000	510,625

		1,579,750

Metals/mining excluding steel — 2.32%
Alcoa, Inc.
5.125%, due 10/01/24	425,000	416,500
FMG Resources (August 2006)
8.250%, due 11/01/19[2]	350,000	269,500
Hecla Mining Co.
6.875%, due 05/01/21	950,000	760,000
Murray Energy Corp.
11.250%, due 04/15/21[2]	900,000	416,250
Natural Resource Partners LP/NRP Finance Corp.
9.125%, due 10/01/18	475,000	350,312
Westmoreland Coal Co.
8.750%, due 01/01/22[2]	850,000	688,500

		2,901,062

Multi-line insurance — 0.64%
AXA SA
6.379%, due 12/14/36[2,4,5]	750,000	795,938

Oil field equipment & services — 1.14%
Pacific Drilling V Ltd.
7.250%, due 12/01/17[2]	925,000	712,250
Precision Drilling Corp.
5.250%, due 11/15/24	400,000	314,000

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Oil field equipment & services — (concluded)
SESI LLC
7.125%, due 12/15/21	400,000	399,064

		1,425,314

Oil refining & marketing — 0.79%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	575,000	543,375
7.625%, due 01/15/22	450,000	438,750

		982,125

Packaging — 3.96%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19[2]	250,000	255,000
6.750%, due 01/31/21[2]	550,000	561,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	475,000	464,906
Graphic Packaging International, Inc.
4.750%, due 04/15/21	350,000	354,375
4.875%, due 11/15/22	100,000	100,500
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[2]	300,000	295,500
5.875%, due 08/15/23[2]	100,000	101,750
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20	500,000	515,625
7.875%, due 08/15/19	925,000	963,156
8.250%, due 02/15/21[6]	800,000	823,000
9.875%, due 08/15/19	150,000	157,594
Sealed Air Corp.
5.250%, due 04/01/23[2]	350,000	357,875

		4,950,281

Personal & casualty insurance — 1.12%
HUB International Ltd.
7.875%, due 10/01/21[2]	625,000	623,438
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,4]	520,000	781,300

		1,404,738

Personal & household product — 0.16%
Energizer Holdings, Inc.
5.500%, due 06/15/25[2]	200,000	194,750

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Pharmaceuticals — 3.86%
Capsugel SA
7.000%, due 05/15/19[2,3]	775,000	780,812
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	225,000	234,000
Endo Finance LLC & Endo Finco, Inc.
5.375%, due 01/15/23[2]	350,000	352,625
7.750%, due 01/15/22[2,6]	850,000	907,375
Forest Laboratories LLC
5.000%, due 12/15/21[2]	175,000	188,091
Horizon Pharma Financing, Inc.
6.625%, due 05/01/23[2]	300,000	309,750
Par Pharmaceutical Cos., Inc.
7.375%, due 10/15/20	175,000	186,025
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[2]	325,000	332,719
6.375%, due 10/15/20[2]	175,000	182,438
7.000%, due 10/01/20[2]	1,055,000	1,091,925
7.500%, due 07/15/21[2]	250,000	268,437

		4,834,197

Printing & publishing — 1.49%
RR Donnelley & Sons Co.
6.000%, due 04/01/24	325,000	306,881
7.875%, due 03/15/21	600,000	630,000
The McClatchy Co.
9.000%, due 12/15/22	1,025,000	927,625

		1,864,506

Real estate development & management — 0.67%
CBRE Services, Inc.
5.000%, due 03/15/23	450,000	453,972
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 12/01/21[2]	375,000	382,031

		836,003

Software/services — 4.24%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	750,000	613,125
First Data Corp.
10.625%, due 06/15/21	179,000	198,019
12.625%, due 01/15/21	1,550,000	1,780,562
Infor US, Inc.
6.500%, due 05/15/22[2]	825,000	773,437

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Software/services — (concluded)
MedAssets, Inc.
8.000%, due 11/15/18	725,000	745,003
SunGard Data Systems, Inc.
6.625%, due 11/01/19	700,000	726,250
7.375%, due 11/15/18	450,000	462,938

		5,299,334

Specialty retail — 1.84%
Claire’s Stores, Inc.
9.000%, due 03/15/19[2]	100,000	84,250
CST Brands, Inc.
5.000%, due 05/01/23	100,000	99,125
Dollar Tree, Inc.
5.750%, due 03/01/23[2]	125,000	130,938
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	450,000	471,375
Party City Holdings, Inc.
6.125%, due 08/15/23[2]	225,000	226,547
8.875%, due 08/01/20	412,000	439,295
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	550,000	569,250
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3]	275,000	279,812

		2,300,592

Steel producers/products — 1.57%
AK Steel Corp.
7.625%, due 10/01/21	325,000	199,875
ArcelorMittal
7.000%, due 02/25/22[6]	225,000	224,437
7.750%, due 10/15/39[6]	750,000	695,625
Commercial Metals Co.
4.875%, due 05/15/23	175,000	154,875
Steel Dynamics, Inc.
5.125%, due 10/01/21	75,000	73,875
5.250%, due 04/15/23	450,000	437,062
5.500%, due 10/01/24	50,000	48,563
6.375%, due 08/15/22	125,000	129,063

		1,963,375

Support-services — 5.52%
AECOM Technology Corp.
5.875%, due 10/15/24[2]	600,000	604,500

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Support-services — (concluded)
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	600,000	595,878
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[2]	325,000	307,938
5.500%, due 04/01/23	450,000	446,202
Interactive Data Corp.
5.875%, due 04/15/19[2]	400,000	404,500
MSCI, Inc.
5.250%, due 11/15/24[2]	100,000	101,750
5.750%, due 08/15/25[2]	300,000	306,000
SquareTwo Financial Corp.
11.625%, due 04/01/17[7]	2,625,000	1,443,750
The ADT Corp.
6.250%, due 10/15/21	600,000	619,500
The Geo Group, Inc.
5.125%, due 04/01/23	225,000	223,875
The Hertz Corp.
5.875%, due 10/15/20	100,000	101,036
TMS International Corp.
7.625%, due 10/15/21[2]	1,025,000	978,875
United Rentals North America, Inc.
4.625%, due 07/15/23	275,000	270,531
6.125%, due 06/15/23	450,000	457,875
8.250%, due 02/01/21	46,000	48,645

		6,910,855

Telecom-integrated/services — 5.76%
CenturyLink, Inc.
6.450%, due 06/15/21	625,000	624,125
6.750%, due 12/01/23	250,000	242,500
7.600%, due 09/15/39	150,000	128,250
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	450,000	435,375
Embarq Corp.
7.995%, due 06/01/36	225,000	237,938
Equinix, Inc.
5.375%, due 04/01/23	950,000	952,375
Frontier Communications Corp.
6.875%, due 01/15/25	75,000	63,469
9.250%, due 07/01/21	575,000	590,812
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	450,000	396,000
7.250%, due 10/15/20	1,450,000	1,393,812

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Telecom-integrated/services — (concluded)
Intelsat Luxembourg SA
6.750%, due 06/01/18	100,000	93,000
Level 3 Financing, Inc.
5.375%, due 08/15/22	375,000	376,327
6.125%, due 01/15/21	50,000	52,375
8.625%, due 07/15/20	275,000	291,363
Telecom Italia SpA
5.303%, due 05/30/24[2]	350,000	352,625
Windstream Corp.
7.750%, due 10/01/21	1,200,000	978,012

		7,208,358

Telecom-wireless — 6.13%
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%, due 10/15/23[2]	675,000	612,562
Sprint Capital Corp.
6.900%, due 05/01/19	300,000	304,125
8.750%, due 03/15/32	600,000	567,750
Sprint Communications, Inc.
7.000%, due 03/01/20[2]	275,000	292,105
9.000%, due 11/15/18[2]	750,000	835,312
11.500%, due 11/15/21	500,000	571,250
Sprint Corp.
7.125%, due 06/15/24	225,000	208,688
7.250%, due 09/15/21	1,475,000	1,434,437
7.625%, due 02/15/25	100,000	93,313
7.875%, due 09/15/23	200,000	192,250
T-Mobile USA, Inc.
6.375%, due 03/01/25	700,000	714,000
6.625%, due 04/01/23	450,000	469,350
Wind Acquisition Finance SA
4.750%, due 07/15/20[2]	400,000	403,000
6.500%, due 04/30/20[2]	200,000	210,500
7.375%, due 04/23/21[2]	750,000	766,875

		7,675,517

Telecommunications equipment — 0.92%
Avaya, Inc.
7.000%, due 04/01/19[2]	525,000	471,188
CDW LLC/CDW Finance Corp.
5.500%, due 12/01/24	375,000	371,250
6.000%, due 08/15/22	300,000	314,625

		1,157,063

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (concluded)
Theaters & entertainment — 0.54%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	225,000	236,531
Cinemark USA, Inc.
4.875%, due 06/01/23	450,000	438,750

		675,281

Transportation excluding air/rail — 1.22%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	775,000	740,125
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
7.375%, due 01/15/22[2]	400,000	332,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
6.000%, due 07/30/19	550,000	456,500

		1,528,625

Total corporate bonds (cost — $181,515,722)		173,050,966

Repurchase agreement — 3.42%
Repurchase agreement dated 08/31/15 with State Street Bank and Trust Co., 0.000% due 09/01/15, collateralized by $3,960,479 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.060% due 10/17/22 to 11/02/22 and $506,278 Federal National Mortgage Association obligation, 2.120% due 11/07/22; (value — $4,365,656); proceeds: $4,280,000 (cost — $4,280,000)	4,280,000	4,280,000

Total investments (cost — $185,795,722) — 141.74%		177,330,966

Liabilities in excess of other assets — (41.74)%		(52,216,842)

Net assets — 100.00%		$125,114,124

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,775,564
Gross unrealized depreciation	(11,240,320)

Net unrealized depreciation	$(8,464,756)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the Fund’s investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	173,050,966	—	173,050,966
Repurchase agreement	—	4,280,000	—	4,280,000
Total	—	177,330,966	—	177,330,966

At August 31, 2015, there were no transfers between Level 1 and Level 2.

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	79.7
Luxembourg	4.8
United Kingdom	3.1
France	2.3
Canada	2.1
Netherlands	1.9
Germany	1.0
Marshall Islands	0.9
Ireland	0.8
Liberia	0.6
Switzerland	0.5
Croatia	0.5
British Virgin Islands	0.4
Mexico	0.4
Singapore	0.4
Sweden	0.3
Italy	0.2
Australia	0.1

Total	100.0

Managed High Yield Plus Fund Inc.

Schedule of investments — August 31, 2015 (unaudited)

Portfolio footnotes

[1]	Entire or partial amount pledged as collateral for bank loan.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 55.39% of net assets as of August 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Payment-in-kind security for which part of the income earned may be paid as additional principal.
[4]

Variable or floating rate security. The interest rate shown is the current rate as of August 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[5]	Perpetual bond security. The maturity date reflects next call date.
[6]	Step bond that converts to the noted fixed rate at a designated future date.
[7]	Illiquid investment as of August 31, 2015.

Portfolio acronyms
MTN	Medium Term Note

Managed High Yield Plus Fund Inc.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar securities or investments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: October 30, 2015